Supplemental cash flow information (Reconciliation of liabilities arising from financing activities) (Details) - CAD ($)		12 Months Ended
	Oct. 17, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		$ 3,890,634,000
Changes from financing cash flows:
Dividends paid		(52,079,000)	$ (51,895,000)
Interest paid		(40,798,000)	(38,856,000)
Lease principal payments		(2,430,000)	(2,908,000)
Shares issued, stock option plan		27,537,000	9,632,000
Issuance of shares [note 17]	$ 953,285,000	0	953,285,000
Proceeds of long-term debt		816,582,000	0
Total cash changes		748,812,000	869,258,000
Non-cash changes:
Amortization of issue costs		1,377,000
Dividends declared		52,079,000
Interest expense		51,049,000
Right-of-use asset additions		4,368,000
Other		(269,000)
Shares issued, stock option plan		6,292,000
Foreign exchange		(31,100,000)
Total non-cash changes		83,796,000
Ending balance		4,723,242,000	3,890,634,000
Long-Term Borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		997,000,000
Changes from financing cash flows:
Dividends paid		0
Interest paid		0
Lease principal payments		0
Shares issued, stock option plan		0
Proceeds of long-term debt		816,582,000
Total cash changes		816,582,000
Non-cash changes:
Amortization of issue costs		1,377,000
Dividends declared		0
Interest expense		0
Right-of-use asset additions		0
Other		0
Shares issued, stock option plan		0
Foreign exchange		(30,785,000)
Total non-cash changes		(29,408,000)
Ending balance		1,784,174,000	997,000,000
Interest Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		4,011,000
Changes from financing cash flows:
Dividends paid		0
Interest paid		(40,439,000)
Lease principal payments		0
Shares issued, stock option plan		0
Proceeds of long-term debt		0
Total cash changes		(40,439,000)
Non-cash changes:
Amortization of issue costs		0
Dividends declared		0
Interest expense		50,690,000
Right-of-use asset additions		0
Other		142,000
Shares issued, stock option plan		0
Foreign exchange		(317,000)
Total non-cash changes		50,515,000
Ending balance		14,087,000	4,011,000
Lease Obligation [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		9,287,000
Changes from financing cash flows:
Dividends paid		0
Interest paid		(359,000)
Lease principal payments		(2,430,000)
Shares issued, stock option plan		0
Proceeds of long-term debt		0
Total cash changes		(2,789,000)
Non-cash changes:
Amortization of issue costs		0
Dividends declared		0
Interest expense		359,000
Right-of-use asset additions		4,368,000
Other		(411,000)
Shares issued, stock option plan		0
Foreign exchange		2,000
Total non-cash changes		4,318,000
Ending balance		10,816,000	9,287,000
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		0
Changes from financing cash flows:
Dividends paid		(52,079,000)
Interest paid		0
Lease principal payments		0
Shares issued, stock option plan		0
Proceeds of long-term debt		0
Total cash changes		(52,079,000)
Non-cash changes:
Amortization of issue costs		0
Dividends declared		52,079,000
Interest expense		0
Right-of-use asset additions		0
Other		0
Shares issued, stock option plan		0
Foreign exchange		0
Total non-cash changes		52,079,000
Ending balance		0	0
Share Capital [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		2,880,336,000
Changes from financing cash flows:
Dividends paid		0
Interest paid		0
Lease principal payments		0
Shares issued, stock option plan		27,537,000
Proceeds of long-term debt		0
Total cash changes		27,537,000
Non-cash changes:
Amortization of issue costs		0
Dividends declared		0
Interest expense		0
Right-of-use asset additions		0
Other		0
Shares issued, stock option plan		6,292,000
Foreign exchange		0
Total non-cash changes		6,292,000
Ending balance		$ 2,914,165,000	$ 2,880,336,000